UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) shares in Millions, $ in Millions	Total	Starz Business of Lions Gate Entertainment Corp	Total Lionsgate Studios Corp. Equity (Deficit)	Common Shares	Accumulated Deficit	Parent Net Investment	Parent Net Investment Starz Business of Lions Gate Entertainment Corp	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Starz Business of Lions Gate Entertainment Corp	Non-controlling Interests		Previously Reported	Previously Reported Total Lionsgate Studios Corp. Equity (Deficit)	Previously Reported Common Shares	Previously Reported Accumulated Deficit	Previously Reported Parent Net Investment	Previously Reported Accumulated Other Comprehensive Income	Previously Reported Non-controlling Interests		Retroactive application of recapitalization	Retroactive application of recapitalization Common Shares	Retroactive application of recapitalization Accumulated Deficit	Retroactive application of recapitalization Parent Net Investment
Beginning balance (in shares) at Mar. 31, 2021				253.4										0.0							253.4
Beginning balance at Mar. 31, 2021	$ (235.3)	$ 2,823.6	$ (236.9)	$ 0.0	$ (134.5)	$ 0.0	$ 2,804.4	$ (102.4)	$ 19.2	$ 1.6	[1]	$ (235.3)	$ (236.9)	$ 0.0	$ 0.0	$ (134.5)	$ (102.4)	$ 1.6	[1]	$ 0.0		$ (134.5)	$ 134.5
Net (loss) income	11.6	(155.3)	11.1		11.1		(155.3)			0.5	[1]
Net transfers to Parent	(49.5)	130.1	(49.5)		(49.5)		130.1
Noncontrolling interests	(0.3)									(0.3)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(98.6)		(98.6)		(98.6)
Other comprehensive loss	112.6		112.6					112.6
Ending balance (in shares) at Mar. 31, 2022				253.4
Ending balance at Mar. 31, 2022	(259.5)	2,798.4	(261.3)	$ 0.0	(271.5)	0.0	2,779.2	10.2	19.2	1.8	[1]
Net (loss) income	0.3	(1,871.0)	(0.3)		(0.3)		(1,871.0)			0.6	[1]
Net transfers to Parent	(550.4)	604.4	(550.4)		(550.4)		604.4
Noncontrolling interests	(0.9)									(0.9)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(59.7)		(59.7)		(59.7)
Other comprehensive loss	91.3		91.3					91.3
Ending balance (in shares) at Mar. 31, 2023				253.4										0.0							253.4
Ending balance at Mar. 31, 2023	(778.9)	1,531.8	(780.4)	$ 0.0	(881.9)	0.0	1,512.6	101.5	19.2	1.5	[1],[2]	(778.9)	(780.4)	$ 0.0	0.0	(881.9)	101.5	1.5	[2]			(881.9)	881.9
Net (loss) income	(45.4)	(892.3)	(46.5)		(46.5)		(892.3)			1.1	[2]
Net transfers to Parent	(90.6)	117.9	(90.6)		(90.6)		117.9
Distributions to noncontrolling interests	(0.8)									(0.8)
Redeemable noncontrolling interests adjustment to redemption value	(71.5)		(71.5)		(71.5)
Other comprehensive loss	(4.3)		(4.3)					(4.3)
Ending balance (in shares) at Dec. 31, 2023				253.4
Ending balance at Dec. 31, 2023	(991.5)	757.4	(993.3)	$ 0.0	(1,090.5)	0.0	738.2	97.2	19.2	1.8	[2]
Beginning balance (in shares) at Mar. 31, 2023				253.4										0.0							253.4
Beginning balance at Mar. 31, 2023	(778.9)	1,531.8	(780.4)	$ 0.0	(881.9)	0.0	1,512.6	101.5	19.2	1.5	[1],[2]	(778.9)	(780.4)	$ 0.0	0.0	(881.9)	101.5	1.5	[2]			(881.9)	881.9
Net (loss) income	(92.0)	(915.2)	(93.5)		(93.5)		(915.2)			1.5	[1]
Net transfers to Parent	(239.5)	302.6	(239.5)		(239.5)		302.6
Noncontrolling interests	(0.8)									(0.8)	[1]
Redeemable noncontrolling interests adjustment to redemption value	(34.2)		(34.2)		(34.2)
Other comprehensive loss	(4.8)		(4.8)					(4.8)
Ending balance (in shares) at Mar. 31, 2024				253.4										0.0							253.4
Ending balance at Mar. 31, 2024	(1,150.2)	919.2	(1,152.4)	$ 0.0	(1,249.1)	0.0	900.0	96.7	19.2	2.2	[1],[2]	(1,150.2)	(1,152.4)	$ 0.0	0.0	(1,249.1)	96.7	2.2	[2]			(1,249.1)	1,249.1
Beginning balance (in shares) at Sep. 30, 2023				253.4
Beginning balance at Sep. 30, 2023	(877.8)		(880.1)	$ 0.0	(997.2)			117.1		2.3	[2]
Net (loss) income	(40.8)		(41.1)		(41.1)					0.3	[2]
Net transfers to Parent	(51.7)		(51.7)		(51.7)
Distributions to noncontrolling interests	(0.8)									(0.8)
Redeemable noncontrolling interests adjustment to redemption value	(0.5)		(0.5)		(0.5)
Other comprehensive loss	(19.9)		(19.9)					(19.9)
Ending balance (in shares) at Dec. 31, 2023				253.4
Ending balance at Dec. 31, 2023	(991.5)	757.4	(993.3)	$ 0.0	(1,090.5)	0.0	738.2	97.2	19.2	1.8	[2]
Beginning balance (in shares) at Mar. 31, 2024				253.4										0.0							253.4
Beginning balance at Mar. 31, 2024	(1,150.2)	919.2	(1,152.4)	$ 0.0	(1,249.1)	0.0	900.0	96.7	19.2	2.2	[1],[2]	$ (1,150.2)	$ (1,152.4)	$ 0.0	$ 0.0	$ (1,249.1)	$ 96.7	$ 2.2	[2]			$ (1,249.1)	$ 1,249.1
Net (loss) income	(148.4)	(58.2)	(150.5)		(150.5)		(58.2)			2.1	[2]
Net transfers to Parent	(55.8)	50.3	(55.8)		(55.8)		50.3
Noncontrolling interests	33.6									33.6	[2]
Distributions to noncontrolling interests	(6.8)									(6.8)
Redeemable noncontrolling interests adjustment to redemption value	9.0		9.0		9.0
Other comprehensive loss	(31.9)		(31.9)					(31.9)
Share-based compensation, Lionsgate contribution post Separation, net of required tax withholding	22.5		22.5	$ 22.5
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs (in shares)				35.3
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs	278.2		278.2	$ 278.2
Ending balance (in shares) at Dec. 31, 2024				288.7
Ending balance at Dec. 31, 2024	(1,049.8)	911.3	(1,080.9)	$ 300.7	(1,446.4)	0.0	892.1	64.8	19.2	31.1	[2]
Beginning balance (in shares) at Sep. 30, 2024				288.7
Beginning balance at Sep. 30, 2024	(1,038.6)		(1,073.5)	$ 289.7	(1,451.8)			88.6		34.9	[2]
Net (loss) income	8.7		6.4		6.4					2.3	[2]
Net transfers to Parent	(0.6)		(0.6)		(0.6)
Distributions to noncontrolling interests	(6.1)									(6.1)	[2]
Redeemable noncontrolling interests adjustment to redemption value	(0.4)		(0.4)		(0.4)
Other comprehensive loss	(23.8)		(23.8)					(23.8)
Share-based compensation, Lionsgate contribution post Separation, net of required tax withholding	14.4		14.4	14.4
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs	(3.4)		(3.4)	$ (3.4)
Ending balance (in shares) at Dec. 31, 2024				288.7
Ending balance at Dec. 31, 2024	$ (1,049.8)	$ 911.3	$ (1,080.9)	$ 300.7	$ (1,446.4)	$ 0.0	$ 892.1	$ 64.8	$ 19.2	$ 31.1	[2]

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).
[2]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 10).